Transamerica Core Bond

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 34.9%
Aerospace & Defense - 1.0%
BAE Systems PLC
5.30%, 03/26/2034 (A)	$ 2,805,000	$ 2,831,478
Boeing Co.
3.50%, 03/01/2039	3,456,000	2,537,811
6.53%, 05/01/2034 (A)	3,823,000	3,993,996
6.86%, 05/01/2054 (A)	2,109,000	2,226,579
General Electric Co.
4.13%, 10/09/2042	2,586,000	2,208,185
4.50%, 03/11/2044	3,263,000	2,910,921
HEICO Corp.
5.35%, 08/01/2033	4,482,000	4,528,555
		21,237,525
Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	2,963,000	2,608,603
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,225,000	2,299,622
		4,908,225
Automobiles - 1.2%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	3,457,000	3,341,674
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,364,000	6,194,744
6.95%, 03/06/2026	885,000	903,470
General Motors Co.
6.25%, 10/02/2043	1,372,000	1,391,279
General Motors Financial Co., Inc.
5.00%, 04/09/2027	2,832,000	2,831,278
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	4,793,000	5,028,133
Stellantis Finance US, Inc.
2.69%, 09/15/2031 (A)	3,312,000	2,765,996
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	3,263,000	2,937,703
		25,394,277
Banks - 6.0%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	3,400,000	3,422,738
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (B), 01/23/2035	2,693,000	2,741,240
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	14,242,000	14,709,863
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	1,617,000	1,636,441
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	968,000	1,008,245
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	5,894,000	6,017,877
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (B), 06/11/2035	$ 2,204,000	$ 2,231,683
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	2,080,000	2,151,988
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	2,873,000	2,855,915
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	6,270,000	5,323,597
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	2,975,000	3,130,196
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	3,706,000	4,178,766
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	5,841,000	5,506,173
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	12,280,000	12,344,595
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	2,704,000	2,737,734
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	1,981,000	2,068,827
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (B), 08/11/2033	2,617,000	2,558,188
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	4,281,000	4,365,980
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (B), 03/13/2032 (C)	2,130,000	2,178,436
Morgan Stanley
Fixed until 01/16/2029, 5.17% (B), 01/16/2030	10,683,000	10,778,678
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	6,331,000	6,357,280
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	760,000	780,752
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	3,919,000	4,100,962
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	3,110,000	3,041,780
Fixed until 01/24/2034, 5.71% (B), 01/24/2035	3,262,000	3,323,023
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	2,475,000	2,545,332
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	2,110,000	2,266,656
UBS Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	4,276,000	4,261,087
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	4,015,000	4,299,443
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	$ 4,889,000	$ 4,982,506
		127,905,981
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	4,601,000	4,022,646
Constellation Brands, Inc.
3.15%, 08/01/2029	1,367,000	1,263,215
3.70%, 12/06/2026	1,794,000	1,748,368
Diageo Capital PLC
5.50%, 01/24/2033	2,574,000	2,694,799
		9,729,028
Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	2,612,000	1,881,651
5.60%, 03/02/2043	2,655,000	2,669,782
CSL Finance PLC
4.63%, 04/27/2042 (A)	2,614,000	2,391,697
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,514,000	1,261,429
Royalty Pharma PLC
2.20%, 09/02/2030	2,730,000	2,322,813
		10,527,372
Building Products - 0.4%
Lowe's Cos., Inc.
3.75%, 04/01/2032	5,952,000	5,500,907
Mohawk Industries, Inc.
5.85%, 09/18/2028	2,411,000	2,496,719
		7,997,626
Capital Markets - 0.5%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	7,929,000	8,195,272
LPL Holdings, Inc.
5.70%, 05/20/2027	2,196,000	2,216,019
		10,411,291
Chemicals - 0.4%
Celanese US Holdings LLC
6.70%, 11/15/2033	3,200,000	3,429,953
Nutrien Ltd.
4.90%, 03/27/2028	2,835,000	2,836,290
OCP SA
6.75%, 05/02/2034 (A)	2,093,000	2,181,521
		8,447,764
Commercial Services & Supplies - 1.8%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,015,000	4,679,760
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,193,000	1,190,301
5.80%, 04/15/2034 (A)	1,406,000	1,425,395
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	$ 6,728,000	$ 7,041,572
GXO Logistics, Inc.
2.65%, 07/15/2031	9,473,000	7,829,820
6.50%, 05/06/2034	2,535,000	2,627,583
Quanta Services, Inc.
2.90%, 10/01/2030	3,551,000	3,173,408
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	8,937,000	7,565,201
Veralto Corp.
5.45%, 09/18/2033 (A)	2,548,000	2,597,583
		38,130,623
Construction Materials - 0.0% (D)
Holcim Finance US LLC
4.75%, 09/22/2046 (A)	1,000,000	880,409
Consumer Finance - 0.2%
American Express Co.
Fixed until 04/25/2029, 5.53% (B), 04/25/2030	4,163,000	4,273,995
Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	4,552,000	3,725,973
Sysco Corp.
3.30%, 07/15/2026	3,362,000	3,264,971
		6,990,944
Containers & Packaging - 0.2%
Sonoco Products Co.
2.25%, 02/01/2027	3,551,000	3,330,897
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (C)	2,608,000	2,695,331
Diversified REITs - 1.2%
Safehold GL Holdings LLC
6.10%, 04/01/2034	3,263,000	3,342,693
SBA Tower Trust
1.63%, 05/15/2051 (A)	5,961,000	5,483,285
1.88%, 07/15/2050 (A)	1,044,000	993,208
2.84%, 01/15/2050 (A)	12,471,000	12,294,956
WP Carey, Inc.
5.38%, 06/30/2034	3,526,000	3,506,110
		25,620,252
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	5,556,000	4,611,434
2.99%, 10/30/2056	6,899,000	4,326,801
		8,938,235
Electric Utilities - 1.1%
Appalachian Power Co.
3.40%, 06/01/2025	2,338,000	2,299,044
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	$ 583,000	$ 604,737
CMS Energy Corp.
4.88%, 03/01/2044	925,000	853,300
DTE Electric Co.
4.30%, 07/01/2044	6,927,000	5,993,411
Duke Energy Corp.
3.75%, 09/01/2046	5,559,000	4,170,925
Duke Energy Progress LLC
3.60%, 09/15/2047	2,588,000	1,931,179
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	671,000	658,249
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,829,000	2,389,896
Public Service Electric & Gas Co.
3.00%, 05/15/2025	1,856,000	1,823,783
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	2,225,000	2,290,751
		23,015,275
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp.
5.25%, 04/05/2034	4,196,000	4,272,390
Arrow Electronics, Inc.
2.95%, 02/15/2032	4,878,000	4,159,147
5.88%, 04/10/2034	1,627,000	1,639,907
Keysight Technologies, Inc.
4.60%, 04/06/2027	4,146,000	4,116,844
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	4,143,000	3,851,456
Trimble, Inc.
6.10%, 03/15/2033	3,959,000	4,155,457
		22,195,201
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	4,260,000	4,131,696
Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	4,711,000	4,657,134
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,440,000	2,315,590
5.50%, 12/15/2024 (A)	8,036,000	8,024,146
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	3,093,000	3,089,065
5.75%, 11/15/2029 (A)	6,423,000	6,518,917
		24,604,852
Food Products - 0.7%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	4,716,000	4,124,110
Cargill, Inc.
5.13%, 10/11/2032 (A)	2,748,000	2,788,196
J M Smucker Co.
6.50%, 11/15/2043	2,180,000	2,351,117
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Viterra Finance BV
4.90%, 04/21/2027 (A)	$ 4,749,000	$ 4,703,517
		13,966,940
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,035,000	1,942,344
5.75%, 12/06/2052 (A)	1,272,000	1,305,637
		3,247,981
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.
5.45%, 02/15/2034	2,765,000	2,820,948
Centene Corp.
3.38%, 02/15/2030	3,030,000	2,729,687
Cigna Group
2.40%, 03/15/2030	2,490,000	2,197,667
5.25%, 02/15/2034	5,057,000	5,090,997
CVS Health Corp.
5.25%, 01/30/2031	1,768,000	1,781,220
6.00%, 06/01/2044	3,897,000	3,901,401
Elevance Health, Inc.
2.25%, 05/15/2030	3,830,000	3,339,752
HCA, Inc.
5.60%, 04/01/2034	3,494,000	3,538,552
6.00%, 04/01/2054	3,478,000	3,494,868
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,639,000	1,642,496
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,781,000	2,526,706
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	1,520,000	1,445,459
UnitedHealth Group, Inc.
5.20%, 04/15/2063	4,241,000	4,001,548
		38,511,301
Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	2,447,000	2,557,201
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	1,602,000	1,611,976
Hotels, Restaurants & Leisure - 0.4%
Hyatt Hotels Corp.
1.80%, 10/01/2024	2,352,000	2,335,648
5.25%, 06/30/2029	3,405,000	3,428,461
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,730,000	2,144,955
		7,909,064
Insurance - 1.6%
Allstate Corp.
5.05%, 06/24/2029	6,980,000	7,054,216
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	10,038,000	9,918,046
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Equitable Holdings, Inc.
5.59%, 01/11/2033	$ 4,846,000	$ 4,989,995
Global Atlantic Finance Co.
6.75%, 03/15/2054 (A)	899,000	904,465
7.95%, 06/15/2033 (A)	3,796,000	4,235,890
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,600,000	2,625,519
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	5,366,000	4,724,992
		34,453,123
Interactive Media & Services - 0.2%
Meta Platforms, Inc.
4.80%, 05/15/2030	4,275,000	4,340,082
Internet & Catalog Retail - 0.0% (D)
Expedia Group, Inc.
2.95%, 03/15/2031	382,000	338,321
Machinery - 0.4%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	6,062,000	5,419,960
Ingersoll Rand, Inc.
5.45%, 06/15/2034	3,280,000	3,370,209
		8,790,169
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	3,420,000	2,574,925
Comcast Corp.
2.94%, 11/01/2056	1,538,000	952,443
NBCUniversal Media LLC
4.45%, 01/15/2043	3,184,000	2,797,145
		6,324,513
Metals & Mining - 0.6%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,182,000	3,123,478
ArcelorMittal SA
6.55%, 11/29/2027	5,637,000	5,874,674
Glencore Funding LLC
2.63%, 09/23/2031 (A)	3,847,000	3,230,292
		12,228,444
Office REITs - 0.2%
COPT Defense Properties LP
2.00%, 01/15/2029	869,000	753,156
2.25%, 03/15/2026	1,148,000	1,093,535
Kilroy Realty LP
4.25%, 08/15/2029 (C)	3,460,000	3,198,632
		5,045,323
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.3%
Boardwalk Pipelines LP
3.40%, 02/15/2031	$ 2,967,000	$ 2,646,266
Chevron USA, Inc.
3.25%, 10/15/2029	3,883,000	3,664,844
Diamondback Energy, Inc.
5.40%, 04/18/2034	5,687,000	5,735,817
Enbridge, Inc.
5.63%, 04/05/2034	4,754,000	4,849,432
Energy Transfer LP
5.15%, 03/15/2045	1,584,000	1,426,650
5.55%, 02/15/2028	1,275,000	1,298,760
5.95%, 10/01/2043	1,228,000	1,212,530
Enterprise Products Operating LLC
4.25%, 02/15/2048	7,920,000	6,642,091
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	1,216,000	1,241,480
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,972,000	1,980,371
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,923,000	1,960,420
Occidental Petroleum Corp.
5.20%, 08/01/2029	2,212,000	2,225,079
5.55%, 03/15/2026	5,628,000	5,644,754
ONEOK, Inc.
6.10%, 11/15/2032	5,573,000	5,871,429
Ovintiv, Inc.
6.25%, 07/15/2033	3,773,000	3,933,075
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	2,782,956
6.88%, 08/04/2026	1,410,000	1,390,550
7.69%, 01/23/2050	641,000	470,901
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	2,941,000	2,736,173
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	2,742,000	2,676,992
Shell International Finance BV
2.50%, 09/12/2026	2,963,000	2,834,256
3.75%, 09/12/2046	2,713,000	2,156,837
Western Midstream Operating LP
6.15%, 04/01/2033	3,929,000	4,082,537
Williams Cos., Inc.
5.40%, 03/04/2044	1,040,000	994,075
		70,458,275
Passenger Airlines - 0.2%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	146	137
United Airlines Pass-Through Trust
3.75%, 03/03/2028	3,226,493	3,132,997
		3,133,134
Personal Care Products - 0.3%
Haleon US Capital LLC
3.38%, 03/24/2027	2,512,000	2,424,093
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products (continued)
Kenvue, Inc.
5.00%, 03/22/2030	$ 4,684,000	$ 4,781,003
		7,205,096
Pharmaceuticals - 0.9%
AbbVie, Inc.
5.05%, 03/15/2034	4,354,000	4,416,777
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	3,666,000	3,531,571
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,683,000	1,687,551
Merck & Co., Inc.
5.00%, 05/17/2053	4,003,000	3,823,978
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	4,186,000	4,064,995
Viatris, Inc.
2.30%, 06/22/2027	2,362,000	2,184,332
		19,709,204
Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	3,798,000	3,760,179
5.10%, 12/15/2027	2,209,000	2,223,385
		5,983,564
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	4,414,000	4,429,023
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (C)	4,749,000	4,511,111
Broadcom, Inc.
3.14%, 11/15/2035 (A)	4,562,000	3,749,529
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	3,888,000	3,953,094
6.15%, 01/25/2032 (A)	545,000	567,870
KLA Corp.
3.30%, 03/01/2050	3,394,000	2,448,712
Microchip Technology, Inc.
0.98%, 09/01/2024	4,331,000	4,311,656
5.05%, 03/15/2029	4,197,000	4,231,139
Micron Technology, Inc.
5.30%, 01/15/2031	4,492,000	4,555,577
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	835,758
3.40%, 05/01/2030	1,216,000	1,122,254
QUALCOMM, Inc.
3.25%, 05/20/2050	3,626,000	2,635,932
		32,922,632
Software - 1.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	570,000	511,328
Fiserv, Inc.
5.45%, 03/02/2028	4,021,000	4,108,929
Infor, Inc.
1.75%, 07/15/2025 (A)	4,854,000	4,673,877
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Intuit, Inc.
5.50%, 09/15/2053	$ 1,706,000	$ 1,752,798
Oracle Corp.
3.65%, 03/25/2041	3,232,000	2,530,248
6.90%, 11/09/2052	4,030,000	4,607,986
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	6,191,000	6,108,522
		24,293,688
Specialized REITs - 0.6%
American Tower Trust #1
3.65%, 03/15/2048 (A)	2,659,000	2,546,613
VICI Properties LP
4.95%, 02/15/2030	6,407,000	6,275,580
Weyerhaeuser Co.
4.00%, 04/15/2030	4,521,000	4,314,092
		13,136,285
Tobacco - 0.6%
BAT Capital Corp.
6.00%, 02/20/2034	5,187,000	5,380,561
Philip Morris International, Inc.
5.25%, 02/13/2034	3,296,000	3,310,217
5.63%, 11/17/2029	3,698,000	3,850,782
		12,541,560
Transportation Infrastructure - 0.1%
United Parcel Service, Inc.
5.15%, 05/22/2034	2,052,000	2,085,591
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
4.38%, 07/16/2042	2,100,000	1,822,939
T-Mobile USA, Inc.
3.50%, 04/15/2031	4,000,000	3,656,802
3.88%, 04/15/2030	3,584,000	3,405,225
5.15%, 04/15/2034	4,477,000	4,488,059
		13,373,025
Total Corporate Debt Securities (Cost $744,184,058)		739,962,314
U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.0%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/2035	159,890	161,454
5.50%, 04/01/2053 - 07/01/2053	14,777,825	14,775,823
6-Month RFUCC Treasury + 1.57%, 5.82% (B), 02/01/2037	1,594	1,578
1-Year RFUCC Treasury + 1.66%, 5.95% (B), 01/01/2038	41,871	42,245
1-Year RFUCC Treasury + 1.73%, 5.98% (B), 09/01/2035	115,125	117,579
6.00%, 05/01/2031	105,097	108,929
1-Year RFUCC Treasury + 1.75%, 6.00% (B), 12/01/2034	5,044	5,132
1-Year RFUCC Treasury + 1.80%, 6.05% (B), 09/01/2037	8,463	8,753
1-Year RFUCC Treasury + 1.90%, 6.40% (B), 02/01/2041	10,508	10,594
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6-Month RFUCC Treasury + 2.12%, 6.91% (B), 05/01/2037	$ 4,137	$ 4,090
6-Month RFUCC Treasury + 1.36%, 6.98% (B), 05/01/2037	7,609	7,646
6-Month RFUCC Treasury + 1.57%, 7.18% (B), 04/01/2037	9,782	9,873
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 01/25/2025	5,598,341	5,529,273
3.01%, 07/25/2025	12,730,639	12,481,850
3.06% (B), 08/25/2024	2,270,608	2,262,029
3.17%, 10/25/2024	8,790,739	8,738,300
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	501,816	487,444
4.50%, 02/01/2025 - 08/01/2052	11,296,820	10,859,207
5.00%, 04/01/2039 - 02/01/2054	51,367,517	50,560,423
5.50%, 04/01/2036 - 03/01/2053	13,169,306	13,214,271
6.00%, 02/01/2034 - 06/01/2054	14,019,471	14,246,118
1-Year RFUCC Treasury + 1.75%, 6.25% (B), 03/01/2041	10,448	10,600
6.50%, 06/01/2038 - 05/01/2040	676,145	704,276
6-Month RFUCC Treasury + 0.95%, 6.55% (B), 08/01/2037	393	387
1-Year RFUCC Treasury + 1.74%, 6.66% (B), 08/01/2035	14,671	15,166
6-Month RFUCC Treasury + 1.51%, 7.16% (B), 01/01/2035	2,626	2,656
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (B), 02/16/2053	2,229,233	34,724
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	3,111,300
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2039 - 08/01/2054 (F)	53,684,000	45,333,904
2.50%, 08/01/2039 - 08/01/2054 (F)	121,578,000	103,151,514
3.00%, 08/01/2039 - 08/01/2054 (F)	98,294,000	86,158,907
3.50%, 08/01/2039 - 08/01/2054 (F)	76,982,000	70,160,946
4.00%, 08/01/2054 (F)	40,668,000	37,974,145
4.50%, 08/01/2054 (F)	39,194,000	37,629,372
5.50%, 08/01/2054 (F)	42,372,000	42,366,162
6.00%, 08/01/2054 (F)	13,768,000	13,948,657
Total U.S. Government Agency Obligations (Cost $565,600,549)		574,235,327
U.S. GOVERNMENT OBLIGATIONS - 23.5%
U.S. Treasury - 21.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	11,421,000	5,836,756
1.88%, 02/15/2051 - 11/15/2051	11,868,000	7,094,642
2.00%, 02/15/2050	6,597,000	4,123,640
2.25%, 08/15/2046 - 02/15/2052	10,826,000	7,205,263
2.38%, 02/15/2042 - 05/15/2051	18,112,000	13,298,284
2.50%, 02/15/2045 - 05/15/2046	40,085,200	29,263,433
2.75%, 08/15/2042 - 11/15/2047	21,781,500	16,540,124
2.88%, 08/15/2045 - 05/15/2049	12,794,500	9,847,864
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
3.00%, 05/15/2042 - 08/15/2052	$ 27,293,400	$ 21,342,378
3.13%, 05/15/2048	14,080,000	11,251,900
3.50%, 02/15/2039	14,528,000	13,423,645
3.63%, 02/15/2044 - 05/15/2053	19,833,500	17,467,533
3.88%, 02/15/2043	4,257,000	3,950,696
4.00%, 11/15/2052	5,195,000	4,865,442
4.13%, 08/15/2053	5,766,000	5,520,945
4.25%, 02/15/2054	5,868,000	5,746,056
4.63%, 05/15/2044 - 05/15/2054	16,052,000	16,689,026
4.75%, 11/15/2043 - 11/15/2053	14,841,000	15,536,270
5.25%, 02/15/2029	4,300,100	4,531,734
U.S. Treasury Notes
0.25%, 08/31/2025	5,134,000	4,891,739
0.63%, 05/15/2030 - 08/15/2030	47,305,000	38,893,299
1.13%, 10/31/2026 - 02/15/2031	36,760,000	32,446,947
1.38%, 11/15/2031	7,578,000	6,307,797
1.50%, 08/15/2026 - 02/15/2030	14,646,700	13,450,666
1.63%, 02/15/2026 - 05/15/2031	24,042,900	22,308,581
2.63%, 02/15/2029	2,275,400	2,143,498
2.88%, 05/15/2032	6,231,000	5,738,848
3.13%, 11/15/2028	11,773,000	11,348,068
3.50%, 01/31/2028 - 02/15/2033	7,633,800	7,428,140
3.63%, 05/31/2028	4,960,000	4,883,663
3.88%, 11/30/2027	5,843,100	5,800,874
4.00%, 06/30/2028	10,962,000	10,938,877
4.13%, 09/30/2027 - 11/15/2032	45,032,900	45,238,971
4.38%, 08/31/2028 - 05/15/2034	21,805,000	22,165,888
4.50%, 03/31/2026	5,482,000	5,483,713
4.63%, 04/30/2029	3,982,000	4,086,372
		457,091,572
U.S. Treasury Inflation-Protected Securities - 2.0%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	4,671,283	4,632,105
2.50%, 01/15/2029	21,744,656	22,317,474
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	16,820,190	15,280,886
		42,230,465
Total U.S. Government Obligations (Cost $531,231,256)		499,322,037
MORTGAGE-BACKED SECURITIES - 6.5%
Alternative Loan Trust
Series 2005-36, Class 2A1A, 1-Month Term SOFR + 0.73%, 6.08% (B), 08/25/2035	256,250	231,976
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	394,329	319,947
Series 2005-51, Class 3A3A, 1-Month Term SOFR + 0.75%, 6.10% (B), 11/20/2035	294,312	251,756
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	$ 4,550,531	$ 1,723,478
Series 2007-5CB, Class 1A31, 5.50%, 04/25/2037	662,357	332,982
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (A)	1,526,595	1,412,101
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2, 5.45% (B), 11/25/2034	23,533	22,147
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	3,641,679	3,671,767
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1, 6.12% (B), 02/25/2034	4,095	3,973
Series 2005-3, Class 1A2, 1-Month Term SOFR + 0.69%, 6.04% (B), 04/25/2035	55,816	51,229
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	4,564,373	3,979,305
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	183,712	174,873
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	144,312	134,607
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	672,026	651,559
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	3,631,627	3,654,983
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (A)	7,005,000	6,589,316
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	5,205,936	4,277,986
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	3,349,334	2,980,189
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A, 3.14%, 12/10/2036 (A)	3,800,000	3,745,408
Series 2019-FBLU, Class C, 3.75%, 12/10/2036 (A)	4,570,000	4,492,920
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 4.07% (B), 03/18/2035	3,318	2,815
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 6.26% (B), 10/25/2034	2,913	2,848
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.48% (B), 08/25/2037	268,280	188,373
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1, 5.56% (B), 02/25/2034	10,860	10,012
Series 2006-S3, Class 1A12, 6.50%, 08/25/2036	150,019	48,138
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	$ 3,465,000	$ 3,119,415
Series 2020-1MW, Class B, 2.34% (B), 09/10/2039 (A)	5,024,000	4,496,113
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1, 5.67% (B), 11/25/2035 (A)	141,052	63,803
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 6.10% (B), 10/25/2028	2,581	2,416
Series 2004-A1, Class 2A1, 5.76% (B), 02/25/2034	34,715	32,479
Series 2005-A4, Class 2A2, 6.00% (B), 07/25/2035	35,524	31,503
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B, 4.08% (B), 08/15/2046	1,035,000	632,385
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	596,197	552,966
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	253,934	238,845
Series 2014-2A, Class A3, 3.75% (B), 05/25/2054 (A)	202,672	191,103
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	654,707	615,112
Series 2015-2A, Class A1, 3.75% (B), 08/25/2055 (A)	819,072	768,058
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	733,189	692,151
Series 2016-3A, Class A1B, 3.25% (B), 09/25/2056 (A)	1,526,785	1,410,647
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	1,288,578	1,237,371
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	1,490,394	1,419,681
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	2,101,385	1,999,724
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	1,066,134	1,015,444
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	643,725	614,671
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	6,003,568	5,735,938
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	4,399,506	4,098,112
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	1,041,386	969,894
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	1,599,361	1,502,464
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	3,631,471	3,654,027
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	4,386,164	4,403,684
Series 2024-NQM5, Class A1, 5.99% (B), 12/01/2064 (A)	1,682,609	1,693,008
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	$ 2,912,744	$ 2,950,646
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	4,973,480	5,019,613
RALI Trust
Series 2007-QO4, Class A1A, 1-Month Term SOFR + 0.49%, 5.84% (B), 05/25/2047	243,559	214,146
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1, 4.70% (B), 07/25/2035	185,620	99,726
Series 2007-3, Class 3A1, 4.79% (B), 04/25/2047	462,391	212,153
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 6.16% (B), 01/19/2034	10,285	9,651
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (B), 07/25/2057 (A)	187,649	185,226
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	877,361	842,769
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	1,253,986	1,211,894
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	1,521,409	1,483,521
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	2,052,499	1,911,280
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	5,581,121	5,370,348
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	7,841,004	7,391,537
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	2,421,873	2,170,063
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	3,324,388	3,040,288
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	11,641,519	11,018,830
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	7,022,383	6,657,626
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A, 1-Month Term SOFR + 0.69%, 6.04% (B), 07/25/2045	16,302	15,577
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B, 3.78%, 02/15/2048	3,000,000	2,934,562
Series 2015-C29, Class AS, 4.01% (B), 06/15/2048	6,250,000	6,103,169
Total Mortgage-Backed Securities (Cost $144,566,071)		138,988,327
ASSET-BACKED SECURITIES - 5.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	2,625,644	2,625,266
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	$ 479,412	$ 443,436
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	5,935,000	6,061,068
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	4,860,000	4,918,442
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	4,741,736	4,761,663
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	5,200,000	5,252,636
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 6.54% (B), 10/18/2030 (A)	4,543,456	4,550,971
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1A, 3-Month Term SOFR + 1.50%, 6.80% (B), 07/15/2036 (A)	4,000,000	4,006,952
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	5,315,000	5,400,902
Ford Credit Auto Owner Trust
Series 2018-1, Class B, 3.34%, 07/15/2031 (A)	3,710,000	3,669,841
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026	860,735	860,030
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (A)	8,062,575	6,351,575
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	3,136,207	2,530,434
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	4,081,331	3,400,891
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	4,730,000	4,785,748
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	2,308,113	2,355,211
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	2,328,817	2,364,564
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	5,174,735	5,227,158
ICG US CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.74% (B), 10/20/2034 (A)	7,305,000	7,315,205
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	223,797	223,551
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	$ 296,966	$ 296,629
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	805,109	730,059
MVW LLC
Series 2022-1A, Class A, 4.15%, 11/21/2039 (A)	4,049,799	3,960,385
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	3,615,689	3,611,816
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	3,903,690	3,932,085
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	209,199	204,812
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 3-Month Term SOFR + 1.36%, 6.64% (B), 07/20/2030 (A)	2,011,227	2,014,156
RAAC Trust
Series 2007-RP4, Class A, 1-Month Term SOFR + 0.46%, 6.16% (B), 11/25/2046 (A)	345,922	331,111
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (A)	1,223,515	1,168,801
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	3,469,101	3,469,210
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	2,188,406	2,205,587
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	3,714,608	3,791,995
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	5,561,281	5,590,196
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	1,888,446	1,889,379
Total Asset-Backed Securities (Cost $111,032,905)		110,301,765
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Chile - 0.0% (D)
Chile Government International Bonds
3.50%, 01/25/2050	825,000	603,612
Colombia - 0.2%
Colombia Government International Bonds
3.13%, 04/15/2031	3,584,000	2,876,112
Dominican Republic - 0.2%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	4,856,000	4,991,431
Indonesia - 0.2%
Indonesia Government International Bonds
4.75%, 01/08/2026 (A)	3,205,000	3,189,103
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	$ 2,481,000	$ 2,373,688
Panama - 0.0% (D)
Panama Government International Bonds
3.88%, 03/17/2028	735,000	688,149
Serbia - 0.2%
Serbia International Bonds
6.00%, 06/12/2034 (A)	3,519,000	3,508,091
Total Foreign Government Obligations (Cost $18,310,123)		18,230,186

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month Term SOFR + 6.63%, 11.89% (B)	76,306	2,225,846
Total Preferred Stock (Cost $2,093,819)		2,225,846

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (D)
Georgia - 0.0% (D)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	$ 264,000	296,910
Total Municipal Government Obligation (Cost $310,072)		296,910
COMMERCIAL PAPER - 20.2%
Banks - 7.4%
ABN AMRO Funding USA LLC
5.52% (E), 10/15/2024 (A)	21,600,000	21,355,402
Australia & New Zealand Banking Group Ltd.
5.38% (E), 08/07/2024 (A)	12,773,000	12,759,787
DNB Bank ASA
5.30% (E), 01/30/2025 (A)	23,450,000	22,845,611
HSBC USA, Inc.
5.59% (E), 11/21/2024 (A)	11,000,000	10,814,491
Korea Development Bank
5.47% (E), 01/08/2025	13,000,000	12,703,143
5.47% (E), 01/13/2025	6,981,000	6,817,281
Lloyds Bank PLC
5.33% (E), 08/01/2024	18,825,000	18,822,222
Macquarie Bank Ltd.
5.35% (E), 01/29/2025 (A)	12,000,000	11,687,716
5.61% (E), 10/28/2024 (A)	800,000	789,339
Mont Blanc Capital Corp.
5.50% (E), 11/19/2024 (A)	21,925,000	21,567,993
Nordea Bank Abp
5.39% (E), 09/03/2024 (A)	16,500,000	16,417,386
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB
5.51% (E), 12/24/2024 (A)	$ 400,000	$ 391,599
		156,971,970
Chemicals - 1.1%
Air Liquide US LLC
5.34% (E), 12/20/2024 (A)	23,467,000	22,990,973
Consumer Finance - 1.1%
Toyota Motor Credit Corp.
5.53% (E), 01/06/2025	23,000,000	22,485,074
Financial Services - 9.6%
Alinghi Funding Co. LLC
5.56% (E), 12/10/2024 (A)	10,800,000	10,593,526
5.61% (E), 11/05/2024 (A)	10,636,000	10,484,446
Atlantic Asset Securitization LLC
5.55% (E), 12/13/2024 (A)	8,000,000	7,842,950
Barton Capital SA
5.44% (E), 01/21/2025 (A)	3,129,000	3,050,932
Britannia Funding Co. LLC
5.44% (E), 01/22/2025 (A)	700,000	682,323
5.53% (E), 09/18/2024 (A)	25,000,000	24,816,466
CAFCO LLC
5.48% (E), 09/03/2024 (A)	23,000,000	22,883,381
Glencove Funding LLC
5.60% (E), 12/02/2024 (A)	10,000,000	9,819,144
GTA Funding LLC
5.45% (E), 08/30/2024 (A)	8,700,000	8,661,068
5.46% (E), 08/19/2024 (A)	13,609,000	13,570,535
Liberty Street Funding LLC
5.59% (E), 10/31/2024 (A)	20,000,000	19,727,884
LMA-Americas LLC
5.55% (E), 12/12/2024 (A)	24,000,000	23,532,608
Ridgefield Funding Co. LLC
5.41% (E), 08/05/2024 (A)	10,916,000	10,907,908
Sheffield Receivables Co. LLC
5.48% (E), 09/03/2024 (A)	16,355,000	16,271,919
Thunder Bay Funding LLC
5.50% (E), 11/15/2024 (A)	22,140,000	21,791,957
		204,637,047
Health Care Providers & Services - 1.0%
Columbia Funding Co. LLC
5.48% (E), 09/04/2024 (A)	21,256,000	21,145,061
Pharmaceuticals - 0.0% (D)
Pfizer, Inc.
5.30% (E), 08/01/2024 (A)	325,000	324,952
Total Commercial Paper (Cost $428,563,912)		428,555,077
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Bills
5.27% (E), 10/31/2024	$ 5,619,000	$ 5,546,064
5.34% (E), 10/17/2024	13,673,000	13,522,169
5.40% (E), 08/01/2024 - 08/29/2024	9,287,000	9,271,948
Total Short-Term U.S. Government Obligations (Cost $28,339,190)		28,340,181

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (E)	6,828,930	6,828,930
Total Other Investment Company (Cost $6,828,930)		6,828,930

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.50% (E), dated 07/31/2024, to be repurchased at $22,551,951 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $23,001,426.	$ 22,550,385	22,550,385
Total Repurchase Agreement (Cost $22,550,385)		22,550,385
Total Investments Before Securities Sold Short (Cost $2,603,611,270)		2,569,837,285

	Principal	Value
TBA Short Commitments - (0.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (0.1)%
Uniform Mortgage-Backed Security, TBA
3.00%, 08/01/2039 (F)	$ (624,000)	(586,132)
4.50%, 08/01/2054 (F)	(883,000)	(847,751)
Total U.S. Government Agency Obligations (Proceeds $(1,430,555))		(1,433,883)
Total TBA Short Commitments (Proceeds $(1,430,555))		(1,433,883)
Net Other Assets (Liabilities), Net of Securities Sold Short - (21.0)%		(446,427,843)
Net Assets - 100.0%		$ 2,123,409,442
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$739,962,314	$—	$739,962,314
U.S. Government Agency Obligations	—	574,235,327	—	574,235,327
U.S. Government Obligations	—	499,322,037	—	499,322,037
Mortgage-Backed Securities	—	138,988,327	—	138,988,327
Asset-Backed Securities	—	110,301,765	—	110,301,765
Foreign Government Obligations	—	18,230,186	—	18,230,186
Preferred Stock	2,225,846	—	—	2,225,846
Municipal Government Obligation	—	296,910	—	296,910
Commercial Paper	—	428,555,077	—	428,555,077
Short-Term U.S. Government Obligations	—	28,340,181	—	28,340,181
Other Investment Company	6,828,930	—	—	6,828,930
Repurchase Agreement	—	22,550,385	—	22,550,385
Total Investments	$9,054,776	$2,560,782,509	$—	$2,569,837,285
LIABILITIES
Securities Sold Short
U.S. Government Agency Obligations	$—	$(1,433,883)	$—	$(1,433,883)
Total Securities Sold Short	$—	$(1,433,883)	$—	$(1,433,883)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $779,056,987, representing 36.7% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $6,693,050, collateralized by cash collateral of $6,828,930 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,740. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rate disclosed reflects the yield at July 31, 2024.
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Core Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not
Transamerica Funds

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds